Document And Entity Information	Jan. 24, 2025
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2025
Entity Registrant Name	FRANKLIN COVEY CO.
Entity File Number	001-11107
Entity Incorporation, State or Country Code	UT
Entity Tax Identification Number	87-0401551
Entity Address, Address Line One	2200 West Parkway Boulevard
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84119-2099
City Area Code	801
Local Phone Number	817-1776
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.05 Par Value
Trading Symbol	FC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000886206